QUALITATIVE AND QUANTITATIVE INFORMATION ON FINANCIAL RISKS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2020
Disclosure of credit risk exposure [line items]
Exchange gain (loss) on translating foreign operations	€ (11,731)	€ 2,652	€ 5,986
Group's gross debt that bears floating rates of interest (percent)	29.00%
Receivables from financing activities	€ 939,607	966,448
Allowance for doubtful accounts	28,312	27,171
Trade receivables	184,260	231,439
Overdue
Disclosure of credit risk exposure [line items]
Receivables from financing activities	65,554	59,448
Trade receivables	€ 46,627	46,778
Currency risk
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable, percent	10.00%
Reasonably possible change in risk variable, impact on fair value of derivative financial instruments	€ 102,674	74,700
Interest rate risk
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable, percent	(0.10%)
Reasonably possible change in risk variable, impact on pre-tax earnings	€ 652	€ 205
Revenue | Currency risk
Disclosure of credit risk exposure [line items]
Risk exposure percent	58.00%	53.00%	49.00%
U.S. Dollar
Disclosure of credit risk exposure [line items]
Trade receivables	€ 51,295	€ 75,138
U.S. Dollar | Revenue | Currency risk
Disclosure of credit risk exposure [line items]
Risk exposure percent	53.00%	53.00%	57.00%
Pound Sterling
Disclosure of credit risk exposure [line items]
Trade receivables	€ 6,560	€ 7,238
Pound Sterling | Revenue | Currency risk
Disclosure of credit risk exposure [line items]
Risk exposure percent	10.00%	10.00%
Financial Assets Excluding Assets Measured At Fair Value
Disclosure of credit risk exposure [line items]
Exchange gain (loss) on translating foreign operations	€ (27,029)	€ (24,237)	€ (13,293)
Loans to consumers
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts	€ 13,195	7,480	€ 6,457
Bottom of range | Revenue | Currency risk
Disclosure of credit risk exposure [line items]
Average risk exposure hedged (percent)	90.00%
Borrowings from banks | Bank loan
Disclosure of credit risk exposure [line items]
Capacity under borrowing facility	€ 700,000	€ 350,000		€ 350,000